Note 13 - Commitments and Contingencies	9 Months Ended
Jul. 31, 2023
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
13.	Commitments and contingencies:

The amount of credit-related commitments represents the maximum amount of additional credit that the Bank could be obligated to extend.

(thousands of Canadian dollars)
	July 31	October 31	July 31
	2023	2022	2022

Loan commitments	$341,679	$382,851	$315,757
Letters of credit	82,847	60,273	58,732

	$424,526	$443,124	$374,489